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Semi-Annual Report

December 31, 2001

Merrill Lynch
Low Duration Fund

www.mlim.ml.com

                        MERRILL LYNCH LOW DURATION FUND

Officers and Directors

Robert L. Burch III, Director
Joe Grills, Director
Madeleine A. Kleiner, Director
Richard R. West, Director
Terry K. Glenn, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                              Merrill Lynch Low Duration Fund, December 31, 2001

DEAR SHAREHOLDER

Investment Environment

The fixed-income markets had a very good year, posting solid total returns across all sectors. Unfortunately, equity investors did not fair as well with broad indexes such as the Standard & Poor's 500 (S&P 500) Index and the NASDAQ Composite Index posting negative returns for the second consecutive year. The terrorist attacks on New York City and Washington, DC on September 11, 2001 dominated investment decisions as the fourth quarter of 2001 unfolded.

As we entered 2001, it seemed almost inconceivable that the US economy would enter a recession given the strong performance of the economy in 1999 and 2000. In fact, in the United States, gross domestic product growth was as strong as 5.6% in the second quarter of 2000 and 4.1% for the year, while global growth was a solid 4.6%. However, as the US economy slowed, corporations began to dramatically cut capital investment and a series of events began to unfold, which led to massive corporate restructurings, resulting in corporations acting aggressively to reduce costs and improve margins. Business inventories were reduced by $125 billion in the first three quarters of 2001, and the unemployment rate rose almost 2% from 3.9% to 5.8%. The manufacturing sector also continued to deteriorate as the National Association of Purchasing Managers Index declined to 39.82 at the end of October 2001. In addition, business and consumer confidence plunged and retail sales also showed huge declines. As the year 2001 came to a close, some of these indicators rebounded off their lows.

In response to the economy's weakness, the Federal Reserve Board and Congress implemented an unprecedented double dose of monetary and fiscal stimulus. As the economy slowed and, according to the National Bureau of Economic Research, officially entered a recession in March 2001, the Federal Reserve Board lowered interest rates from 6.5% to 1.75%, a total of 450 basis points (4.50%). This aggressive easing of monetary policy led to a dramatic steepening of the yield curve as two-year US Treasury interest rates plunged more than 200 basis points from 5.15% to 3%, while 30-year US Treasury notes were virtually unchanged from beginning-year levels of 5.44%-5.47%. Surprisingly, the housing market held up very well as interest rates declined and spurred a huge refinancing wave along with impressive gains in existing and new home sales. Congress also reacted remarkably quickly in passing a tax cut to be phased in over six years and a tax rebate that injected $40 billion into consumers' pockets. Congress also implemented a $65 billion ($15 billion to the airline industry and $50 billion to general business) emergency relief package after the events of September 11 to those industries directly affected by the terrorist attacks. This fiscal policy shift, along with the weak economy, caused the Government to become a net borrower as opposed to a net lender.

On the international front, the story was similar to the United States, but it appears that both the United Kingdom and the Eurozone area will avoid a recession, although growth slowed from 2.9% to 2.1% and from 3.4% to 1.5%, respectively. In the Eurozone, interest rates were reduced by 150 basis points, and in the United Kingdom, interest rates were reduced by 200 basis points, which helped temper the decline. However, critics argued that their policy response was not as aggressive as it should have been. Japan continues to be mired in a recession as structural reforms in their banking system have yet to take place and a more immediate threat continues to be deflation. Worldwide weakness will only make the US economic recovery that much more difficult as the United States will not be able to rely on export growth.

Investment-grade corporate issues remained at historically wide levels compared to the last few years when spreads were considerably narrower. For example, in 1998 they averaged about 80 basis points relative to US Treasury notes, while in 1999 they averaged about 110 basis points off of US Treasury notes. Throughout 2001, investment-grade corporate spreads started and ended the year almost unchanged but experienced volatility during the year. The investment-grade sector tightened about 35 basis points relative to US Treasury notes, declining from 185 basis points to 150 basis points by the middle of August, then completely reversed course by year end to finish unchanged. However, with the corporate sectors, huge yield advantage, the broad-based Merrill Lynch Corporate Master Index outperformed the Merrill Lynch US Treasury Master Index by almost 400 basis points. At the shorter end of the yield curve, the results were similar with the Merrill Lynch 1-3 Year Corporate Master Index outperforming the Merrill Lynch 1-3 Year US Treasury Index by more than 125 basis points. Other spread sectors such as mortgage-backed securities (MBS) and asset-backed securities (ABS) also did well, but not as well as the corporate market.

Portfolio Matters

For the six-month period ended December 31, 2001, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +3.45%, +3.10%, +2.99% and +3.43%, respectively. (Fund results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The Fund's performance was helped by the significant yield advantage of spread sectors but was hurt by the steepening of the yield curve. We believed that spread sectors presented an opportunity as we moved into the fourth quarter of 2001. Therefore, we reduced the Fund's exposure in US Treasury issues from 16% of portfolio assets to 2% and amortizing securities such as agency MBS from 11% to 5%. We also reduced non-agency MBS from 12% to 10%. We then increased our exposure in corporate issues and ABS from 26% to 44% and from 19% to 25%, respectively.

During the six-month period ended December 31, 2001, we pared back the Fund's duration from 2.09 years to 1.87 years. We viewed the dramatic decline in interest rates in 2001 as an opportunity to reduce interest rate exposure in the portfolio.

Going forward, we are positioning the Fund to take advantage of "rolling down the yield curve" and sectors that are likely to improve as the economy changes from a recession to moderate growth.

In Conclusion

We appreciate your support of Merrill Lynch Low Duration Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Patrick Maldari

Patrick Maldari
Portfolio Manager


/s/ Frank Viola

Frank Viola
Portfolio Manager

February 7, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


                                     2 & 3

                              Merrill Lynch Low Duration Fund, December 31, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 3% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 3% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Portfolio's investment adviser pays annual operating expenses of the Fund's Class A, Class B, Class C, and Class D Shares in excess of .58%, 1.48%, 1.48% and .83%, respectively, of the average net assets of each Class. If the investment adviser did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                    6-Month              12-Month           Since Inception         Standardized
As of December 31, 2001                          Total Return          Total Return          Total Return           30-Day Yield
====================================================================================================================================
ML Low Duration Fund Class A Shares*                 +3.45%                +7.73%               + 9.61%                 4.12%
------------------------------------------------------------------------------------------------------------------------------------
ML Low Duration Fund Class B Shares*                 +3.10                 +6.82                + 8.41                  3.35
------------------------------------------------------------------------------------------------------------------------------------
ML Low Duration Fund Class C Shares*                 +2.99                 +6.76                + 8.24                  3.36
------------------------------------------------------------------------------------------------------------------------------------
ML Low Duration Fund Class D Shares*                 +3.43                 +7.38                + 9.20                  3.88
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year US Treasury Note Index**      +4.17                 +8.30                +10.63                    --
====================================================================================================================================

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 10/06/00.
** This unmanaged Index is comprised of Treasury securities with maturities of one to three years. Since inception total return is from 10/31/00.

Average Annual Total Return

                                   % Return Without    % Return With
                                     Sales Charge       Sales Charge**
====================================================================
Class A Shares*
====================================================================
One Year Ended 12/31/01                  +7.73%             +4.49%
--------------------------------------------------------------------
Inception (10/06/00)
through 12/31/01                         +7.71              +5.09
--------------------------------------------------------------------

 *    Maximum sales charge is 3%.
**    Assuming maximum sales charge.

                                       % Return            % Return
                                      Without CDSC         With CDSC**
====================================================================
Class B Shares*
====================================================================
One Year Ended 12/31/01                  +6.82%             +2.82%
--------------------------------------------------------------------
Inception (10/06/00)
through 12/31/01                         +6.76              +4.36
--------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after four years.
**    Assuming payment of applicable contingent deferred sales charge.

====================================================================
                                       % Return            % Return
                                     Without CDSC          With CDSC**
====================================================================
Class C Shares*
====================================================================
One Year Ended 12/31/01                  +6.76%             +5.76%
--------------------------------------------------------------------
Inception (10/06/00)
through 12/31/01                         +6.62              +6.62
--------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

====================================================================
                                   % Return Without    % Return With
                                     Sales Charge       Sales Charge**
====================================================================
Class D Shares*
====================================================================
One Year Ended 12/31/01                  +7.38%             +4.16%
--------------------------------------------------------------------
Inception (10/06/00)
through 12/31/01                         +7.38              +4.77
--------------------------------------------------------------------

 *    Maximum sales charge is 3%.
**    Assuming maximum sales charge.


                                     4 & 5

                              Merrill Lynch Low Duration Fund, December 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LOW DURATION
FUND            As of December 31, 2001
===================================================================================================================================
Assets:         Investment in Low Duration Master Portfolio, at value (identified cost--$97,143,678) .                 $ 96,683,448
                Prepaid registration fees and other assets ...........................................                       24,206
                                                                                                                       ------------
                Total assets .........................................................................                   96,707,654
                                                                                                                       ------------
===================================================================================================================================
Liabilities:    Payables:
                   Dividends to shareholders .........................................................  $   215,821
                   Distributor .......................................................................       54,023
                   Administrator .....................................................................        5,896         275,740
                                                                                                        -----------
                Accrued expenses and other liabilities ...............................................                       37,644
                                                                                                                       ------------
                Total liabilities ....................................................................                      313,384
                                                                                                                       ------------
===================================================================================================================================
Net Assets:     Net assets ...........................................................................                 $ 96,394,270
                                                                                                                       ============
===================================================================================================================================
Net Assets      Class A Shares of Common Stock, $.01 par value, 100,000,000 shares authorized ........                 $     11,338
Consist of:     Class B Shares of Common Stock, $.01 par value, 200,000,000 shares authorized ........                       31,469
                Class C Shares of Common Stock, $.01 par value, 100,000,000 shares authorized ........                       45,035
                Class D Shares of Common Stock, $.01 par value, 100,000,000 shares authorized ........                        6,193
                Paid-in capital in excess of par .....................................................                   96,631,909
                Accumulated investment loss--net .....................................................                      (19,813)
                Undistributed realized capital gains on investments from the Portfolio--net ..........                      148,369
                Unrealized depreciation on investments from the Portfolio--net .......................                     (460,230)
                                                                                                                       ------------
                Net assets ...........................................................................                 $ 96,394,270
                                                                                                                       ============
===================================================================================================================================
Net Asset       Class A--Based on net assets of $11,649,923 and 1,133,846 shares outstanding .........                 $      10.27
Value:                                                                                                                 ============
                Class B--Based on net assets of $32,249,043 and 3,146,903 shares outstanding .........                 $      10.25
                                                                                                                       ============
                Class C--Based on net assets of $46,137,732 and 4,503,454 shares outstanding .........                 $      10.24
                                                                                                                       ============
                Class D--Based on net assets of $6,357,572 and 619,346 shares outstanding ............                 $      10.26
                                                                                                                       ============
===================================================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
LOW DURATION
FUND            For the Six Months Ended December 31, 2001
===================================================================================================================================
Investment      Net investment income allocated from the Portfolio:
Income             Interest ..........................................................................                 $  1,331,998
From the           Dividends .........................................................................                       19,805
Portfolio--        Expenses ..........................................................................                      (71,990)
Net:                                                                                                                   ------------
                Net investment income from the Portfolio .............................................                    1,279,813
                                                                                                                       ------------
===================================================================================================================================
Expenses:       Account maintenance and distribution fees--Class C ...................................  $    94,723
                Account maintenance and distribution fees--Class B ...................................       79,493
                Administration fees ..................................................................       57,878
                Printing and shareholder reports .....................................................       22,067
                Registration fees ....................................................................       15,960
                Professional fees ....................................................................       11,096
                Offering costs .......................................................................        8,735
                Transfer agent fees--Class C .........................................................        5,295
                Transfer agent fees--Class B .........................................................        4,700
                Account maintenance fees--Class D ....................................................        3,296
                Transfer agent fees--Class A .........................................................        1,204
                Transfer agent fees--Class D .........................................................          592
                Other ................................................................................        3,271
                                                                                                        -----------
                Total expenses before reimbursement ..................................................      308,310
                Reimbursement of expenses ............................................................      (68,438)
                                                                                                        -----------
                Total expenses after reimbursement ...................................................                      239,872
                                                                                                                       ------------
                Investment income--net ...............................................................                    1,039,941
                                                                                                                       ------------
===================================================================================================================================
Realized &      Realized gain on investments from the Portfolio--net .................................                      208,916
Unrealized      Change in unrealized appreciation/depreciation on investments from the
Gain (lost)     Portfolio--net .......................................................................                     (460,937)
from the
Portlolio
Investments--                                                                                                          ------------
Net:            Net Increase in Net Assets Resulting from Operations .................................                 $    787,920
                                                                                                                       ============
===================================================================================================================================

See Notes to Financial Statements.


                                     6 & 7

                              Merrill Lynch Low Duration Fund, December 31, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                For the Six   For the Period
MERRILL LYNCH                                                                                  Months Ended    Oct. 6, 2000+
LOW DURATION                                                                                   December 31,     to June 30,
FUND               Increase (Decrease) in Net Assets:                                               2001            2001
============================================================================================================================
Operations:        Investment income--net ....................................................  $  1,039,941    $    107,700
                   Realized gain (loss) on investments from the Portfolio--net ...............       208,916          (3,969)
                   Change in unrealized appreciation/depreciation on investments from
                   the Portfolio--net ........................................................      (460,937)            707
                                                                                                ------------    ------------
                   Net increase in net assets resulting from operations ......................       787,920         104,438
                                                                                                ------------    ------------
============================================================================================================================
Dividends &        Investment income--net:
Distributions to      Class A ................................................................      (130,350)        (18,264)
Shareholders:         Class B ................................................................      (398,716)        (38,105)
                      Class C ................................................................      (467,553)        (47,547)
                      Class D ................................................................       (66,858)         (1,817)
                   Realized gain on investments from the Portfolio--net:
                      Class A ................................................................        (7,129)             --
                      Class B ................................................................       (18,973)             --
                      Class C ................................................................       (26,954)             --
                      Class D ................................................................        (3,853)             --
                                                                                                ------------    ------------
                   Net decrease in net assets resulting from dividends and distributions
                   to shareholders ...........................................................    (1,120,386)       (105,733)
                                                                                                ------------    ------------
============================================================================================================================
Capital Share      Net increase in net assets derived from capital share transactions ........    85,532,885      11,145,146
Transactions:                                                                                   ------------    ------------
============================================================================================================================
Net Assets:        Total increase in net assets ..............................................    85,200,419      11,143,851
                   Beginning of period .......................................................    11,193,851          50,000
                                                                                                ------------    ------------
                   End of period* ............................................................  $ 96,394,270    $ 11,193,851
                                                                                                ============    ============
============================================================================================================================
                 * Undistributed (accumulated) investment income (loss)--net .................  $    (19,813)   $      3,723
                                                                                                ============    ============
============================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                Class A                        Class B
                   The following per share data and ratios have       ----------------------------  -----------------------------
                   been derived from information provided in                        For the Period                 For the Period
MERRILL LYNCH      the financial statements.                          For the Six    Oct. 6, 2000+  For the Six     Oct. 6, 2000+
LOW DURATION                                                          Months Ended        to        Months Ended         to
FUND               Increase (Decrease) in Net Asset Value:            Dec. 31, 2001  June 30, 2001  Dec. 31, 2001   June 30, 2001
=================================================================================================================================
Per Share          Net asset value, beginning of period ...............   $  10.21      $  10.00        $  10.18        $  10.00
Operating                                                                 --------      --------        --------        --------
Performance:       Investment income--net .............................        .26++         .40             .22++           .33
                   Realized and unrealized gain on investments from the
                   Portfolio--net .....................................        .09           .19             .10             .18
                                                                          --------      --------        --------        --------
                   Total from investment operations ...................        .35           .59             .32             .51
                                                                          --------      --------        --------        --------
                   Less dividends and distributions:
                      Investment income--net ..........................       (.28)         (.38)           (.24)           (.33)
                      Realized gain on investments--net ...............       (.01)           --            (.01)             --
                                                                          --------      --------        --------        --------
                   Total dividends and distributions ..................       (.29)         (.38)           (.25)           (.33)
                                                                          --------      --------        --------        --------
                   Net asset value, end of period .....................   $  10.27      $  10.21        $  10.25        $  10.18
                                                                          ========      ========        ========        ========
================================================================================================================================
Total Investment   Based on net asset value per share .................      3.45%@        5.95%@          3.10%@          5.16%@
Return:**                                                                 ========      ========        ========        ========
================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ..................       .58%*         .58%*          1.48%*          1.48%*
Net Assets:                                                               ========      ========        ========        ========
                   Expenses+++ ........................................       .88%*        8.51%*          1.78%*          9.41%*
                                                                          ========      ========        ========        ========
                   Investment income--net .............................      5.19%*        6.00%*          4.39%*          5.10%*
                                                                          ========      ========        ========        ========
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ...........   $ 11,650      $  1,156        $ 32,248        $  5,016
Data:                                                                     ========      ========        ========        ========
================================================================================================================================

                                                                                Class C                        Class D
                   The following per share data and ratios have       ----------------------------  -----------------------------
                   been derived from information provided in                        For the Period                 For the Period
MERRILL LYNCH      the financial statements.                          For the Six    Oct. 6, 2000+  For the Six     Oct. 6, 2000+
LOW DURATION                                                          Months Ended        to        Months Ended         to
FUND               Increase (Decrease) in Net Asset Value:            Dec. 31, 2001  June 30, 2001  Dec. 31, 2001   June 30, 2001
=================================================================================================================================
Per Share          Net asset value, beginning of period ...............   $  10.18      $  10.00        $  10.19        $  10.00
Operating                                                                 --------      --------        --------        --------
Performance:       Investment income--net .............................        .22++         .32             .25++           .36
                   Realized and unrealized gain on investments from the
                   Portfolio--net .....................................        .09           .18             .10             .19
                                                                          --------      --------        --------        --------
                   Total from investment operations ...................        .31           .50             .35             .55
                                                                          --------      --------        --------        --------
                   Less dividends and distributions:
                      Investment income--net ..........................       (.24)         (.32)           (.27)           (.36)
                      Realized gain on investments--net ...............       (.01)           --            (.01)             --
                                                                          --------      --------        --------        --------
                   Total dividends and distributions ..................       (.25)         (.32)           (.28)           (.36)
                                                                          --------      --------        --------        --------
                   Net asset value, end of period .....................   $  10.24      $  10.18        $  10.26        $  10.19
                                                                          ========      ========        ========        ========
================================================================================================================================
Total Investment   Based on net asset value per share .................      2.99%@        5.10%@          3.43%@          5.58%@
Return:**                                                                 ========      ========        ========        ========

================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+++ ..................      1.48%*        1.48%*           .83%*           .83%*
Net Assets:                                                               ========      ========        ========        ========
                   Expenses+++ ........................................      1.78%*        9.41%*          1.13%*          8.76%*
                                                                          ========      ========        ========        ========
                   Investment income--net .............................      4.35%*        5.10%*          4.96%*          5.75%*
                                                                          ========      ========        ========        ========
================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ...........   $ 46,138      $  4,754        $  6,358        $    268
Data:                                                                     ========      ========        ========        ========
================================================================================================================================

  *   Annualized.
 ** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
  +   Commencement of operations.
 ++   Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                                     8 & 9

                              Merrill Lynch Low Duration Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH LOW DURATION FUND

1. Significant Accounting Policies:

Merrill Lynch Low Duration Fund (the "Fund") is a fund of Merrill Lynch Investment Managers Funds, Inc. (the "Company"). The Company is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Maryland Corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Low Duration Master Portfolio (the "Portfolio") of Fund Asset Management Master Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at December 31, 2001 was 30.9%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares, and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Company has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. FAM has contractually agreed to pay all annual operating expenses of Class A, Class B, Class C and Class D Shares in excess of .58%, 1.48%, 1.48% and .83%, respectively, as applied to the daily net assets of each class through December 31, 2001. For the six months ended December 31, 2001, FAM earned fees of $57,878, all of which was waived. Also, FAM reimbursed the Fund $10,560 for additional expenses.

The Company has also entered into a Distribution Agreement and Distributions Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

---------------------------------------------------------------------------
                                           Account             Distribution
                                       Maintenance Fee              Fee
---------------------------------------------------------------------------
Class B .............................       .25%                   .65%
Class C .............................       .25%                   .65%
Class D .............................       .25%                    --
---------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Company are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended December 31, 2001 were $91,975,836 and $8,534,652, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $85,532,885 and $11,145,146 for the six months ended December 31, 2001 and for the period October 6, 2000 to June 30, 2001, respectively.

Transactions in capital shares for each class were as follows:

-----------------------------------------------------------------------
Class A Shares for the Six Months                             Dollar
Ended December 31, 2001                   Shares              Amount
-----------------------------------------------------------------------
Shares sold .........................     1,132,477      $   11,721,850
Shares issued to shareholders
in reinvestment of dividends
and distributions ...................         3,140              32,332
                                     --------------      --------------
Total issued ........................     1,135,617          11,754,182
Shares redeemed .....................      (115,045)         (1,187,283)
                                     --------------      --------------
Net increase ........................     1,020,572      $   10,566,899
                                     ==============      ==============
-----------------------------------------------------------------------

-----------------------------------------------------------------------
Class A Shares for the Period                                 Dollar
October 6, 2000+ to June 30, 2001         Shares              Amount
-----------------------------------------------------------------------
Shares sold .........................       173,151      $    1,762,124
Shares issued to shareholders
in reinvestment of dividends ........           843               8,592
                                     --------------      --------------
Total issued ........................       173,994           1,770,716
Shares redeemed .....................       (61,970)           (632,464)
                                     --------------      --------------
Net increase ........................       112,024      $    1,138,252
                                     ==============      ==============
-----------------------------------------------------------------------
+ Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.

-----------------------------------------------------------------------
Class B Shares for the Six Months                             Dollar
Ended December 31, 2001                   Shares              Amount
-----------------------------------------------------------------------
Shares sold .........................     2,894,389      $   29,778,350
Shares issued to shareholders
in reinvestment of dividends
and distributions ...................        13,362             137,172
                                     --------------      --------------
Total issued ........................     2,907,751          29,915,522
Automatic conversion of shares ......          (601)             (6,170)
Shares redeemed .....................      (253,035)         (2,607,673)
                                     --------------      --------------

Net increase ........................     2,654,115      $   27,301,679
                                     ==============      ==============
-----------------------------------------------------------------------

-----------------------------------------------------------------------
Class B Shares for the Period                                 Dollar
October 6, 2000+ to June 30, 2001         Shares              Amount
-----------------------------------------------------------------------
Shares sold .........................       505,950      $    5,157,989
Shares issued to shareholders
in reinvestment of dividends ........           535               5,433
                                     --------------      --------------
Total issued ........................       506,485           5,163,422
Shares redeemed .....................       (14,947)           (152,061)
                                     --------------      --------------
Net increase ........................       491,538      $    5,011,361
                                     ==============      ==============
-----------------------------------------------------------------------
+ Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.


                                    10 & 11

                              Merrill Lynch Low Duration Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH LOW DURATION FUND

-----------------------------------------------------------------------
Class C Shares for the Six Months                             Dollar
Ended December 31, 2001                   Shares              Amount
-----------------------------------------------------------------------
Shares sold .........................     4,231,596      $   43,564,607
Shares issued to shareholders
in reinvestment of dividends
and distributions ...................        30,481             312,808
                                     --------------      --------------
Total issued ........................     4,262,077          43,877,415
Shares redeemed .....................      (225,786)         (2,328,625)
                                     --------------      --------------
Net increase ........................     4,036,291      $   41,548,790
                                     ==============      ==============
-----------------------------------------------------------------------

-----------------------------------------------------------------------
Class C Shares for the Period                                 Dollar
October 6, 2000+ to June 30, 2001         Shares              Amount
-----------------------------------------------------------------------
Shares sold .........................       469,684      $    4,778,403
Shares issued to shareholders
in reinvestment of dividends ........         2,917              29,619
                                     --------------      --------------
Total issued ........................       472,601           4,808,022
Shares redeemed .....................        (6,688)            (68,624)
                                     --------------      --------------
Net increase ........................       465,913      $    4,739,398
                                     ==============      ==============
-----------------------------------------------------------------------
+ Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.

-----------------------------------------------------------------------
Class D Shares for the Six Months                             Dollar
Ended December 31, 2001                   Shares              Amount
-----------------------------------------------------------------------
Shares sold .........................       615,300      $    6,344,663
Automatic conversion of shares ......           600               6,170
Shares issued to shareholders
in reinvestment of dividends
and distributions ...................         3,641              37,444
                                     --------------      --------------
Total issued ........................       619,541           6,388,277
Shares redeemed .....................       (26,495)           (272,760)
                                     --------------      --------------
Net increase ........................       593,046      $    6,115,517
                                     ==============      ==============
-----------------------------------------------------------------------

-----------------------------------------------------------------------
Class D Shares for the Period                                 Dollar
October 6, 2000+ to June 30, 2001         Shares              Amount
-----------------------------------------------------------------------
Shares sold .........................        27,985      $      286,064
Shares issued to shareholders
in reinvestment of dividends ........           169               1,725
                                     --------------      --------------
Total issued ........................        28,154             287,789
Shares redeemed .....................        (3,104)            (31,654)
                                     --------------      --------------
Net increase ........................        25,050      $      256,135
                                     ==============      ==============
-----------------------------------------------------------------------
+ Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                   Low Duration Master Portfolio
                   ----------------------------------------------------------------------------------------------------------------
                                                 Face
                   Industries                   Amount                     Investments                                     Value
===================================================================================================================================
CORPORATE BONDS    Airlines--0.0%            $   150,000   Delta Airlines, 9.90% due 1/02/2002                         $    150,000
& NOTES--41.1%     ----------------------------------------------------------------------------------------------------------------
                   Banks--7.1%                 5,000,000   Bank of America Corporation, 4.75% due 10/15/2006              4,894,400
                                               5,000,000   First Security Corporation--Delaware, 5.875% due 11/01/2003    5,206,700
                                               5,000,000   US Bancorp, 6.875% due 12/01/2004                              5,322,050
                                               6,500,000   Wells Fargo Company, 6.625% due 7/15/2004                      6,879,340
                                                                                                                       ------------
                                                                                                                         22,302,490
                   ----------------------------------------------------------------------------------------------------------------
                   Cable Television            2,940,000   Comcast Cable Communications, 6.375% due 1/30/2006             3,024,407
                   Services--1.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Defense--1.1%               3,240,000   Litton Industries Inc., 6.05% due 4/15/2003                    3,313,548
                   ----------------------------------------------------------------------------------------------------------------
                   Electric--Integrated--0.3%  1,000,000   Americana Electric Power, 5.50% due 5/15/2003                  1,010,970
                   ----------------------------------------------------------------------------------------------------------------
                   Electronics                 2,000,000   Detroit Edison Company, 5.05% due 10/01/2005                   1,980,316
                   Distribution--0.6%
                   ----------------------------------------------------------------------------------------------------------------
                   Financial Services--20.3%   5,000,000   Associates Corp. NA, 5.75% due 11/01/2003                      5,206,350
                                               4,475,000   Bear Stearns Companies Inc., 6.15% due 3/02/2004               4,615,738
                                               3,100,000   CIT Group Inc., 5.625% due 5/17/2004                           3,187,265
                                               1,425,000   Citigroup Inc., 5.70% due 2/06/2004                            1,479,079
                                                           Countrywide Home Loan:
                                               1,600,000       5.25% due 5/22/2003                                        1,639,968
                                               2,400,000       5.25% due 6/15/2004                                        2,445,816
                                               1,450,000   Donaldson, Lufkin & Jenrette Inc., 6.875% due 11/01/2005       1,536,551
                                                           Ford Motor Credit Company:
                                               5,750,000       5.75% due 2/23/2004                                        5,754,197
                                               4,400,000       7.60% due 8/01/2005                                        4,526,104
                                                           General Motors Acceptance Corp.:
                                               5,000,000       7.625% due 6/15/2004                                       5,288,200
                                               4,000,000       6.85% due 6/17/2004                                        4,158,960
                                               5,700,000   Household Financial Corporation, 6.50% due 1/24/2006           5,860,113
                                               5,000,000   International Lease Finance Corporation, 5.50%
                                                           due 6/07/2004                                                  5,049,600
                                               5,000,000   Lehman Brothers Holdings, Inc., 6.625% due 4/01/2004           5,266,750


                                    12 & 13

                              Merrill Lynch Low Duration Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                   Low Duration Master Portfolio
                   ----------------------------------------------------------------------------------------------------------------
                                                 Face
                   Industries                   Amount                     Investments                                     Value
===================================================================================================================================
CORPORATE BONDS &  Financial Services                      Pemex Finance Ltd.:
NOTES              (concluded)               $   360,000       9.14% due 8/15/2004                                     $    375,667
(concluded)                                    3,421,250       8.45% due 2/15/2007                                        3,591,697
                                               3,350,000   Salomon Inc., 6.75% due 8/15/2003                              3,533,144
                                                                                                                       ------------
                                                                                                                         63,515,199
                   ----------------------------------------------------------------------------------------------------------------
                   Foods--0.4%                 1,200,000   Conagra Inc., 7.40% due 9/15/2004                              1,284,828
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance--1.2%             3,500,000   Marsh & McLennan Companies Inc., 6.625% due 6/15/2004          3,694,600
                   ----------------------------------------------------------------------------------------------------------------
                   Manufacturing--0.6%         1,725,000   Bombardier Capital Ltd., 6% due 1/15/2002 (c)                  1,726,646
                   ----------------------------------------------------------------------------------------------------------------
                   Oil--Integrated--3.1%       2,400,000   Ashland Inc., 2.581% due 3/07/2003 (a)                         2,362,378
                   ----------------------------------------------------------------------------------------------------------------
                                               5,250,000   Occidental Petroleum Corp. (MOPPRS), 6.40%
                                                           due 4/01/2003 (a)                                              5,367,863
                                               2,000,000   Williams Companies Inc., 6.20% due 8/01/2002                   2,024,840
                                                                                                                       ------------
                                                                                                                          9,755,081
                   ----------------------------------------------------------------------------------------------------------------
                   Pipelines--0.6%             1,850,000   Mapco Inc., 8.70% due 5/15/2002                                1,888,702
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment      1,000,000   Avalonbay Communities, 6.58% due 2/15/2004                     1,011,670
                   Trust--0.3%
                   ----------------------------------------------------------------------------------------------------------------
                   Telecommunications--1.7%    5,000,000   WorldCom, Inc., 7.55% due 4/01/2004                            5,244,050
                   ----------------------------------------------------------------------------------------------------------------
                   Telephone--1.6%             5,000,000   Qwest Capital Funding, 5.875% due 8/03/2004                    4,949,485
                   ----------------------------------------------------------------------------------------------------------------
                   Trucking & Leasing--1.2%    3,650,000   Amerco, 8.80% due 2/04/2005                                    3,741,688
                   ----------------------------------------------------------------------------------------------------------------
                                                           Total Corporate Bonds & Notes (Cost--$127,628,962)           128,593,680
===================================================================================================================================
GOVERNMENT AGENCY  Collateralized Mortgage                 Fannie Mae:
MORTGAGE-BACKED    Obligations--2.9%             712,102       1993-6 S, 19.495% due 1/25/2008 (a)                          845,954
SECURITIES**--                                    30,000       1994-60 D, 7% due 4/25/2024                                   30,106
2.9%                                              87,818       1997-59 SU, 11.119% due 9/25/2023 (a)                         87,841
                                               2,750,000       G94-9 PH, 6.50% due 9/17/2021                              2,857,552
                                                           Freddie Mac:
                                                 653,042       1241 J, 7% due 9/15/2021                                     657,229
                                                 142,184       1564-SB, 10.66% due 8/15/2008 (a)                            143,785
                                                  71,000       1617-D, 6.50% due 11/15/2023                                  68,283
                                                 267,806       2295-SJ, 19.189% due 3/15/2031 (a)                           274,034
                                               4,000,000   Government National Mortgage Association,
                                                           2001-7 TV, 6% due 2/20/2025                                    4,090,000
                                                                                                                       ------------
                                                                                                                          9,054,784
                   ----------------------------------------------------------------------------------------------------------------
                   Stripped Mortgage-Backed                Fannie Mae (b):
                   Securities--0.0%               14,370       1993-72 J, 6.50% due 12/25/2006                                   75
                                                 395,033       1998-48 CL, 6.50% due 8/25/2028                               32,722
                                                                                                                       ------------
                                                                                                                             32,797
                   ----------------------------------------------------------------------------------------------------------------
                                                           Total Government Agency Mortgage-Backed Securities
                                                           (Cost--$8,860,395)                                             9,087,581
===================================================================================================================================
GOVERNMENT AGENCY                              2,219,671   Fannie Mae, 6% due 10/25/2013                                  2,275,385
OBLIGATIONS--                                  9,280,000   Federal Farm Credit Bank, 5.15% due 3/05/2004                  9,597,562
14.7%                                         10,900,000   Federal Home Loan Bank, 5.125% due 1/13/2003                  11,177,623
                                                           Freddie Mac:
                                              20,000,000       3.25% due 12/15/2003                                      19,990,600
                                               2,980,718       6% due 11/15/2021                                          3,023,163
                   ----------------------------------------------------------------------------------------------------------------
                                                           Total Government Agency Obligations (Cost--$45,477,277)       46,064,333
===================================================================================================================================
ASSET-BACKED                                   5,000,000   ARNC Auto Owner Trust, 2001-A A3, 3.76% due 10/17/2005         5,026,925
SECURITIES--22.9%                              1,699,639   Asset-Backed Funding Certificates, 1999-1 A2F, 7.641%
                                                           due 10/25/2030                                                 1,778,877
                                               2,794,854   Banc of America Commercial Mortgage Inc., 2000-1 A1A,
                                                           7.109% due 11/15/2008                                          2,964,885
                                                 204,829   CPS Auto Trust, 1998-1 A, 6% due 8/15/2003                       204,664
                                                           Centex Home Equity:
                                               3,296,000       2001-B A2, 5.35% due 10/25/2022                            3,353,680
                                               4,000,000       2001-C A2, 3.94% due 2/25/2025                             3,980,549
                                               1,612,611   CityScape Home Equity Loan Trust, 1996-4 A10, 7.40%
                                                           due 9/25/2027                                                  1,681,683
                                                 583,062   Countrywide Home Equity Loan Trust, 1999-A, 2.14%
                                                           due 4/15/2025 (a)                                                583,066
                                               5,000,000   Daimler Chrysler Auto Trust, 2001-D A4, 3.78% due 2/06/2007    4,894,733
                                                           Duck Auto Grantor Trust:
                                               2,003,053       2000-B A, 7.26% due 5/15/2005                              2,023,396
                                                 744,043       2001-B A, 4.737% due 10/17/2005                              756,249
                                               2,521,619   First Union-Lehman Brothers Commercial Mortgage,
                                                           1997-C1 A1, 7.15% due 4/18/2029                                2,610,983
                                               1,200,766   First Union NB-Bank of America Commercial Mortgage Trust,
                                                           2001-C1 A1, 5.711% due 3/15/2033                               1,179,565
                                               4,427,739   GS Mortgage Securities Corporation II, 1998-C1 A1, 6.06%
                                                           due 10/18/2030                                                 4,569,146
                                               1,156,306   Green Tree Recreational, Equipment & Consumer Trust,
                                                           1996-C A1, 2.136% due 10/15/2017                               1,157,243
                                               2,500,000   Harley-Davidson Motorcycle Trust, 2001-2 A2, 4.72%
                                                           due 6/15/2009                                                  2,535,408
                                               2,250,000   IndyMac Home Equity Loan Asset-Backed Trust, 2001-B AF3,
                                                           5.692% due 3/25/2027 (a)                                       2,291,836
                                               5,000,000   John Deere Owner Trust, 2001-A A3, 3.26% due 10/17/2005        4,968,201
                                               2,590,000   M & I Auto Loan Trust, 2001-1 A4, 4.97% due 3/20/2007          2,625,309
                                               2,750,000   Nomura Asset Securities Corporation, 1995-MD3 A1B, 8.15%
                                                           due 3/04/2020                                                  2,977,080
                                               6,595,000   PSE&G Transition Funding LLC, 2001-1 A2, 5.74%
                                                           due 3/15/2007                                                  6,854,108
                                                           Resolution Trust Corporation:
                                               5,517,423       1994-C1 E, 8% due 6/25/2026                                5,492,675
                                               1,633,229       1994-C1 F, 8% due 6/25/2026                                1,625,902
                                               3,527,996       1994-C2 G, 8% due 4/25/2025                                3,510,356
                                               2,000,000   USAA Auto Owner Trust, 2001-2 A3, 3.20% due 2/15/2006          1,985,846
                   ----------------------------------------------------------------------------------------------------------------
                                                           Total Asset-Backed Securities (Cost--$66,018,169)             71,632,365
===================================================================================================================================


                                    14 & 15

                              Merrill Lynch Low Duration Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                   Low Duration Master Portfolio (concluded)
                   ----------------------------------------------------------------------------------------------------------------
                                                 Face
                                                Amount                     Investments                                     Value
===================================================================================================================================
NON-AGENCY         Non-Agency Mortgage-      $   315,324   Advanta Mortgage Loan Trust, 1998-2 A17, 6.05%
MORTGAGE-BACKED    Backed Securities--                     due 9/25/2018                                               $    321,688
SECURITIES--15.0%  14.6%                                   Bank of America Mortgage Securities:
                                               2,914,822       2000-A A1, 6.948% due 1/25/2031 (a)                        2,973,119
                                               3,950,000       2001-B A2, 6.069% due 6/25/2031                            3,979,625
                                                 406,176   Blackrock Capital Finance LP, 1997-R2 AP, 9.529%
                                                           due 12/25/2035 (a)                                               426,421
                                                           CS First Boston Mortgage Securities Corporation:
                                               9,329,959       1995-WF1 AX, 1.338% due 12/21/2027 (a)(b)                    141,951
                                               5,000,000       2001-CK6 A1, 4.393% due 7/15/2006                          5,000,000
                                               5,063,762   Chase Commercial Mortgage Securities Corporation,
                                                           1998-2 A1, 6.025% due 11/18/2030                               5,211,754
                                               1,626,891   Chase Mortgage Finance Corporation, 1998-S4 A3,
                                                           6.55% due 8/25/2028                                            1,651,066
                                                 526,164   Citicorp Mortgage Securities, Inc., 1994-4 A6, 6%
                                                           due 2/25/2009                                                    533,830
                                                   4,000   Countrywide Funding Corp., 1994-17 A9, 8% due 7/25/2024            4,193
                                                           Countrywide Home Loans:
                                                  49,064       1998-3 A1, 6.80% due 4/25/2028                                49,490
                                               1,691,553       2000-1 A1, 7.50% due 2/25/2030                             1,703,343
                                                   8,138   Equicon Home Equity Loan Trust, 1994-2 A7, 2.65%
                                                           due 11/18/2025 (a)                                                 8,139
                                               5,984,000   GE Capital Mortgage Services, Inc., 1996-5 A4, 6.75%
                                                           due 3/25/2011                                                  6,111,638
                                                 146,536   Housing Securities Inc., 1994-2 B1, 6.50% due 7/25/2009          111,230
                                               1,444,336   Ocwen Residential MBS Corporation, 1998-R2 AP, 7.777%
                                                           due 11/25/2034 (a)                                             1,427,636
                                                 607,522   PNC Mortgage Securities Corp., 1997-3 1A5, 7% due 5/25/2027      606,933
                                                  51,770   Prudential Home Mortgage Securities, 1993-36 A10, 7.25%
                                                           due 10/25/2023                                                    51,826
                                                           Residential Funding Mortgage Securities I:
                                               8,215,392       2001-S15 A8, 6% due 7/25/2031                              8,281,691
                                               4,625,956       2001-S24 A8, 5.50% due 10/25/2031                          4,590,752
                                                  46,510   Residential Funding Mortgage Securities Inc., 1993-S9 A8,
                                                           17.063% due 2/25/2008 (a)                                         52,517
                                                 151,183   Salomon Brothers Mortgage Securities VI, 1986-1 A, 6%
                                                           due 12/25/2011                                                   152,315
                                                           Structured Mortgage Asset Residential Trust:
                                                  20,759       1991-1H, 8.25% due 6/25/2022                                  21,773
                                                  48,221       1992-3A AA, 8% due 10/25/2007                                 50,421
                                                  34,571       1993-5A AA, 10.191% due 6/25/2024 (a)                         38,397
                                                 418,868   Walsh Acceptance, 1997-2 A, 2.93% due 3/01/2027 (a)              251,321
                                               1,900,000   Washington Mutual, 2000-1 B1, 5.93% due 1/25/2040 (a)          1,866,453
                                                                                                                       ------------
                                                                                                                         45,619,522
                   ----------------------------------------------------------------------------------------------------------------
                   Pass-Through                  170,294   Citicorp Mortgage Securities, Inc., 1989-8 A1, 10.50%
                   Securities--0.0%                        due 6/25/2019                                                    186,746
                   ----------------------------------------------------------------------------------------------------------------
                   Stripped Mortgage-Backed   37,040,250  Asset Securitization Corporation, 1997-D5 ACS1, 2.091%
                   Securities--0.4%                       due 2/14/2043 (a)(b)                                              377,381
                                              16,200,000  Saxon Asset Securities Trust, 2000-2 AIO, 6%
                                                          due 7/25/2030 (b)                                                 784,688
                                                                                                                       ------------
                                                                                                                          1,162,069
                                                                                                                       ------------
                                                          Total Non-Agency Mortgage-Backed Securities
                                                          (Cost--$52,783,732)                                            46,968,337
===================================================================================================================================
                                                  Shares
                                                   Held
===================================================================================================================================
PREFERRED                                          1,500  Home Ownership Funding 2                                        1,031,156
                   ----------------------------------------------------------------------------------------------------------------
STOCK--0.3%                                               Total Preferred Stock (Cost--$1,500,000)                        1,031,156
===================================================================================================================================
                                                   Face
                                                  Amount
===================================================================================================================================
US TREASURY                                  $ 6,300,000  US Treasury Notes, 4.75% due 2/15/2004                          6,504,750
OBLIGATIONS--2.1%
                   ----------------------------------------------------------------------------------------------------------------
                                                          Total US Treasury Obligations (Cost--$6,316,816)                6,504,750
===================================================================================================================================
SHORT-TERM         Commercial Paper*--1.3%     3,944,000  Textron Finance Corporation, 2.30% due 1/11/2002                3,941,766
INVESTMENTS--1.3%  ----------------------------------------------------------------------------------------------------------------
                                                          Total Short-Term Investments (Cost--$3,941,766)                 3,941,766
===================================================================================================================================
                                                          Total Investments (Cost--$312,527,117)--100.3%                313,823,968

                                                          Time Deposit--0.1%***                                             142,239

                                                          Liabilities in Excess of Other Assets--(0.4%)                  (1,106,792)
                                                                                                                       ------------
                                                          Net Assets--100.0%                                           $312,859,415
                                                                                                                       ============
===================================================================================================================================

(a)   Floating rate note.
(b)   Represents the interest only portion of a mortgage-backed obligation.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
 ** Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
***   Time deposit bears interest at 0.55% and matures on 1/02/2002.

      See Notes to Financial Statements.


                                    16 & 17

                              Merrill Lynch Low Duration Fund, December 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

LOW DURATION
MASTER PORTFOLIO    As of December 31, 2001
======================================================================================================================
Assets:             Investments, at value (identified cost--$312,527,117) ............                    $313,823,968
                    Time deposit .....................................................                         142,239
                    Cash .............................................................                             418
                    Receivables:
                       Interest ......................................................    $  3,419,112
                       Contributions .................................................       1,781,392
                       Paydowns ......................................................         342,522       5,543,026
                                                                                          ------------
                    Prepaid expenses and other assets ................................                         608,682
                                                                                                          ------------
                    Total assets .....................................................                     320,118,333
                                                                                                          ------------
======================================================================================================================
Liabilities:        Payables:
                       Withdrawals ...................................................       7,178,967
                       Investment adviser ............................................          55,503       7,234,470
                                                                                          ------------
                    Accrued expenses .................................................                          24,448
                                                                                                          ------------
                    Total liabilities ................................................                       7,258,918
                                                                                                          ------------
======================================================================================================================
Net Assets:         Net assets .......................................................                    $312,859,415
                                                                                                          ============
======================================================================================================================
Net Assets          Investors' capital ...............................................                    $311,562,564
Consist of:         Unrealized appreciation on investments--net ......................                       1,296,851
                                                                                                          ------------
                    Net assets .......................................................                    $312,859,415
                                                                                                          ============
======================================================================================================================

See Notes to Financial Statements.


STATEMENT OF OPERATIONS

LOW DURATION
MASTER PORTFOLIO    For the Six Months Ended December 31, 2001
======================================================================================================================
Investment          Interest .........................................................                    $  8,985,178
Income:             Dividends ........................................................                         150,608
                                                                                                          ------------
                    Total income .....................................................                       9,135,786
                                                                                                          ------------
======================================================================================================================
Expenses:           Investment advisory fees .........................................    $    325,630
                    Accounting services ..............................................          99,991
                    Professional fees ................................................          24,716
                    Trustees' fees and expenses ......................................          10,716
                    Custodian fees ...................................................           9,870
                    Pricing fees .....................................................           8,220
                    Offering costs ...................................................             841
                    Other ............................................................           7,066
                                                                                          ------------
                    Total expenses ...................................................                         487,050
                                                                                                          ------------
                    Investment income--net ...........................................                       8,648,736
                                                                                                          ------------
======================================================================================================================
Realized &          Realized gain from investments--net ..............................                       1,362,938
Unrealized Gain     Change in unrealized appreciation on investments--net ............                         897,601
on Investments                                                                                            ------------
--Net               Net Increase in Net Assets Resulting from Operations .............                    $ 10,909,275
                                                                                                          ============
======================================================================================================================

See Notes to Financial Statements.


                                    18 & 19

                              Merrill Lynch Low Duration Fund, December 31, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Six    For the Period
                                                                                                    Months Ended      October 6,
LOW DURATION                                                                                        December 31,       2000+ to
MASTER PORTFOLIO    Increase (Decrease) in Net Assets:                                                  2001         June 30, 2001
=================================================================================================================================
Operations:         Investment income--net ....................................................... $    8,648,736    $ 15,857,263
                    Realized gain (loss) on investments--net .....................................      1,362,938      (3,356,685)
                    Change in unrealized appreciation/depreciation on investments--net ...........        897,601       5,905,623
                                                                                                   --------------    ------------
                    Net increase in net assets resulting from operations .........................     10,909,275      18,406,201
                                                                                                   --------------    ------------
=================================================================================================================================
Capital             Proceeds from contributions ..................................................    232,998,050     745,455,292
Transactions:       Fair value of withdrawals ....................................................   (236,562,085)   (458,397,418)
                                                                                                   --------------    ------------
                    Net increase (decrease) in net assets derived from net capital transactions ..     (3,564,035)    287,057,874
                                                                                                   --------------    ------------
=================================================================================================================================
Net Assets:         Total increase in net assets .................................................      7,345,240     305,464,075
                    Beginning of period ..........................................................    305,514,175          50,100
                                                                                                   --------------    ------------
                    End of period ................................................................ $  312,859,415    $305,514,175
                                                                                                   ==============    ============
=================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                    For the Six    For the Period
                                                                                                    Months Ended     October 6,
LOW DURATION        The following ratios have been derived from                                     December 31,      2000+ to
MASTER PORTFOLIO    information provided in the financial statements.                                   2001        June 30, 2001
=================================================================================================================================
Ratios to Average   Expenses .....................................................................           .31%*           .30%*
Net Assets:                                                                                        ==============    ============
                    Investment income--net .......................................................          5.58%*          6.78%*
                                                                                                   ==============    ============
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ..................................... $      312,859       $ 305,514
Data:                                                                                              ==============    ============
                    Portfolio turnover ...........................................................         44.19%         192.04%
                                                                                                   ==============    ============
=================================================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                                    20 & 21

                              Merrill Lynch Low Duration Fund, December 31, 2001

NOTES TO FINANCIAL STATEMENTS

LOW DURATION MASTER PORTFOLIO

1. Significant Accounting Policies:

Low Duration Master Portfolio ("the "Portfolio") is a fund of Fund Asset Management Master Trust (the "Master Trust"). The Master Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Master Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master Trust has entered into an Investment Advisory Agreement for the Portfolio with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the annual rate of 0.21%.

For the six months ended December 31, 2001, the Portfolio reimbursed FAM $10,197 for certain accounting services.

Certain officers and/or trustees of the Master Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2001 were $153,260,103 and $126,821,496, respectively.

Net realized gains (losses) for the six months ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:

-----------------------------------------------------------------------
                                         Realized            Unrealized
                                      Gains (Losses)            Gains
-----------------------------------------------------------------------
Long-term investments ..............   $ 1,323,712          $ 1,296,851
Short-term investments .............          (336)                  --
Financial futures contracts ........        39,562                   --
                                       -----------          -----------
Total investments ..................   $ 1,362,938          $ 1,296,851
                                       ===========          ===========
-----------------------------------------------------------------------

As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,296,851, of which $3,603,900 related to appreciated securities and $2,307,049 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $312,527,117.

4. Short-Term Borrowings:

The Master Trust on behalf of the Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the six months ended December 31, 2001.


                                    22 & 23

[LOGO] Merrill Lynch Investment Managers

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks to maximize total return, consistent with capital preservation. The Fund will seek to achieve its objective by investing all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust, which has the same investment objective as the Fund.

The Portfolio may invest a portion of its assets in non-investment-grade debt securities, commonly referred to as high yield "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. The Portfolio may also invest a portion of its assets in emerging markets and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.

Merrill Lynch Low Duration Fund of
Merrill Lynch Investment Managers Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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